RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Millions				1 Months Ended
	Aug. 26, 2021 USD ($)	Jul. 13, 2021 shares	Oct. 15, 2020 USD ($)	Jul. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 16, 2020 USD ($)	Dec. 16, 2020 CNY (¥)	Mar. 31, 2020 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Number of shares sold by shareholders | shares		31,980,800
Mr. Xiaobo An
RELATED PARTY BALANCES AND TRANSACTIONS
Due to Related Parties								$ 2,968,782
Repayment of related party debt				$ 2,968,782
Related party transaction term (in years)	1 year
Mr. Xiaobo An | Lease agreement
RELATED PARTY BALANCES AND TRANSACTIONS
Lease charges			$ 0
Lease term (in years)			1 year
Webao Ltd | Loan agreement
RELATED PARTY BALANCES AND TRANSACTIONS
Due to Related Parties	$ 2.0				$ 2,000,000.0
Interest rate on debt	0.00%
Hexin E-Commerce | Discontinued operations held for sale
RELATED PARTY BALANCES AND TRANSACTIONS
Cash consideration						$ 726,781	¥ 5.0